Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,058,354.23

Principal:
Principal Collections	$16,348,524.27
Prepayments in Full	$9,104,328.30
Liquidation Proceeds	$451,723.42
Recoveries	$102,286.70
Sub Total	$26,006,862.69
Collections	$28,065,216.92

Purchase Amounts:
Purchase Amounts Related to Principal	$187,017.45
Purchase Amounts Related to Interest	$1,281.41
Sub Total	$188,298.86

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,253,515.78

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	20
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$28,253,515.78
Servicing Fee	$507,165.42	$507,165.42	$0.00	$0.00	$27,746,350.36
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,746,350.36
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$27,746,350.36
Interest - Class A-3 Notes	$268,068.86	$268,068.86	$0.00	$0.00	$27,478,281.50
Interest - Class A-4 Notes	$105,135.42	$105,135.42	$0.00	$0.00	$27,373,146.08
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,373,146.08
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$27,317,874.08
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,317,874.08
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$27,275,981.41
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,275,981.41
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$27,221,148.08
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,221,148.08
Regular Principal Payment	$24,949,321.77	$24,949,321.77	$0.00	$0.00	$2,271,826.31
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,271,826.31
Residual Released to Depositor	$0.00	$2,271,826.31	$0.00	$0.00	$0.00
Total		$28,253,515.78

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$24,949,321.77
Total					$24,949,321.77
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,949,321.77	$59.37	$268,068.86	$0.64	$25,217,390.63	$60.01
Class A-4 Notes	$0.00	$0.00	$105,135.42	$1.04	$105,135.42	$1.04
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$24,949,321.77	$18.59	$525,202.28	$0.39	$25,474,524.05	$18.98

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$392,295,886.73	0.9335933	$367,346,564.96	0.8742184
Class A-4 Notes	$100,930,000.00	1.0000000	$100,930,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$585,345,886.73	0.4360930	$560,396,564.96	0.4175054

Pool Information
Weighted Average APR	4.201%	4.194%
Weighted Average Remaining Term	39.38	38.53
Number of Receivables Outstanding	36,626	35,852
Pool Balance	$608,598,502.21	$582,156,793.36
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$587,654,947.98	$562,309,000.58
Pool Factor	0.4461921	0.4268064

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$8,732,351.90
Yield Supplement Overcollateralization Amount	$19,847,792.78
Targeted Overcollateralization Amount	$21,760,228.40
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$21,760,228.40

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	20

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		102	$350,115.41
(Recoveries)		64	$102,286.70
Net Losses for Current Collection Period			$247,828.71
Cumulative Net Losses Last Collection Period			$4,385,589.32
Cumulative Net Losses for all Collection Periods			$4,633,418.03

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.49%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.33%	400	$7,744,849.91
61-90 Days Delinquent	0.15%	38	$851,385.01
91-120 Days Delinquent	0.02%	7	$131,232.04
Over 120 Days Delinquent	0.08%	23	$446,942.18
Total Delinquent Receivables	1.58%	468	$9,174,409.14

Repossession Inventory:
Repossessed in the Current Collection Period		19	$485,560.08
Total Repossessed Inventory		32	$754,408.42

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3601%
Preceding Collection Period			0.5311%
Current Collection Period			0.4995%
Three Month Average			0.4636%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2216%
Preceding Collection Period			0.1911%
Current Collection Period			0.1897%
Three Month Average			0.2008%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer